CORPORATE ADMINISTRATION, MARKETING AND OTHER COSTS	12 Months Ended
Dec. 31, 2020
Disclosure of other operating expenses [Abstract]
CORPORATE ADMINISTRATION, MARKETING AND OTHER COSTS	CORPORATE ADMINISTRATION, MARKETING AND OTHER COSTS

	US Dollars
Figures in millions	2020	2019	2018
Corporate administration expenses	59	63	60
Share scheme and related costs	9	19	16
	68	82	76